Other Receivables - Schedule of Other Receivables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Other receivables
Short-term capital borrowing	$ 3,515,758	$ 3,760,239
Reserve fund		36,933
Deposit	181,822	32,846
Trade accounts	34,676	27,340
Total	$ 3,732,256	$ 3,857,418